UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

The Cushing® Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015

		Fair
Common Stock - 26.5%	Shares	Value
Integrated Oil & Gas - 16.0%
Canada - 2.0%
Cenovus Energy, Inc. (1)	90,000	$1,556,100
Netherlands - 3.0%
Royal Dutch Shell Plc (1)	35,000	2,287,950
United States - 11.0%
Chevron Corporation (1)	21,000	2,240,280
Exxon Mobil Corporation (1)	35,600	3,152,024
Occidental Petroleum Corporation	39,300	3,060,684
		12,297,038
Oil & Gas Exploration & Production - 5.0%
United States - 5.0%
Anadarko Petroleum Corporation	5,000	421,150
ConocoPhillips Company	12,327	803,721
Devon Energy Corporation	12,032	741,051
EOG Resource, Inc.	9,238	828,833
Pioneer Natural Resource Company	7,158	1,091,738
		3,886,493
Upstream - 5.5%
Canada - 5.5%
Arc Resources Ltd. (1)	126,959	2,452,652
Bonterra Energy Corporation (1)	26,401	916,780
Enerplus Corporation (1)	82,273	832,603
		4,202,035
Total Common Stocks (Cost $21,961,126)		$20,385,566

Master Limited Partnerships and Related Companies - 66.2%
Coal - 1.4%
United States - 1.4%
Natural Resource Partners, L.P.	135,000	$1,070,550

Crude Oil & Refined Products - 2.5%
United States - 2.5%
Delek Logistics Partners, L.P.	15,482	646,838
NuStar Energy, L.P.	19,900	1,254,496
		1,901,334
Large Cap Diversified - 2.6%
United States - 2.6%
ONEOK Partners, L.P.	18,000	752,220
Williams Partners, L.P.	24,500	1,252,930
		2,005,150
Natural Gas Gatherers & Processors - 6.8%
United States - 6.8%
Enable Midstream Partners, L.P.	110,000	1,980,000
Regency Energy Partners, L.P.	75,000	1,829,250

Targa Resources Partners, L.P.	32,800	1,437,296
		5,246,546
Other - 3.3%
Republic of the Marshall Islands - 3.3%
Seadrill Partners, LLC (1)	142,400	2,180,144
Transocean Partners, LLC (1)	29,885	409,126
		2,589,270
Shipping - 7.2%
Republic of the Marshall Islands - 7.2%
Capital Products Partners, L.P. (1)	321,265	2,987,764
Golar LNG Partners, L.P. (1)	97,000	2,532,670
		5,520,434
Upstream - 39.4%
United States - 39.4%
Atlas Resource Partners, L.P. (1)	249,473	2,444,835
BreitBurn Energy Partners, L.P.	197,244	1,414,240
Dorchester Minerals, L.P. (1)	203,223	4,928,158
EV Energy Partners, L.P. (1)	298,055	4,518,514
Legacy Reserves, L.P.	403,658	4,642,067
LRR Energy, L.P.	67,228	550,597
Memorial Production Partners, L.P. (1)	295,291	5,365,438
Mid-Con Energy Partners, L.P.	247,357	1,518,772
Vanguard Natural Resources, LLC	299,361	4,963,405
		30,346,026
Variable Distribution - 3.0%
United States - 3.0%
Alon USA Partners, L.P.	51,908	935,382
CVR Refining, L.P.	70,000	1,362,200
		2,297,582
Total Master Limited Partnerships and Related Companies (Cost $65,321,780)		$50,976,892

Fixed Income - 3.5%	Principal Amount
Upstream - 3.5%
United States - 3.5%
BreitBurn Energy Partners, L.P., 7.875%, due 04/15/2022	1,000,000	$795,000
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	1,898,800
Total Fixed Income (Cost $3,095,000)		$2,693,800

Short-Term Investments - Investment Companies - 2.8%	Shares
United States - 2.8%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01%(2)	425,620	$425,620
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(2)	425,620	425,620
Fidelity Money Market Portfolio - Institutional Class, 0.07%(2)	425,619	425,619
First American Government Obligations Fund - Class Z, 0.01%(2)	425,620	425,620
Invesco STIC Prime Portfolio, 0.04%(2)	425,620	425,620
Total Short-Term Investments - Investment Companies (Cost $2,128,099)		$2,128,099

Total Investments - 99.0% (Cost $92,506,005)		$76,184,357
Other Assets in Excess of Liabilities - 1.0%		793,462
Net Assets Applicable to Common Stockholders - 100.0%		$76,977,819

Percentages are stated as a percent of net assets.
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Rate reported is the current yield as of February 28, 2015.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$92,464,148
Gross unrealized appreciation	3,122,510
Gross unrealized depreciation	(19,402,301)
Net unrealized appreciation	$(16,279,791)

* The above table only reflects tax adjustments through November 30, 2014.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2015	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$20,385,566	$20,385,566	$-	$-
Master Limited Partnerships and Related Companies (a)	50,976,892	50,976,892	-	-
US Royalty Trusts (a)	-	-	-	-
Total Equity Securities	71,362,458	71,362,458	-	-
Notes Senior Notes(a)	2,693,800	-	2,693,800	-

Total Notes	2,693,800	-	2,693,800	-
Other
Short-Term Investments	2,128,099	2,128,099	-	-
Total Other	2,128,099	2,128,099	-	-
Total	$76,184,357	$73,490,557	$2,693,800	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2015.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended February 28, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	6,800	$176,060
Options purchased	-	-
Options covered	-	-
Options expired	(6,800)	(176,060)
Options exercised	-	-
Outstanding at February 28, 2015	-	$-

The average monthly fair value of purchased options during the period ended February 28, 2015 was $1,833.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	6,800	$449,440
Options written	3,100	135,778
Options covered	-	-
Options exercised	(6,800)	(449,440)
Options expired	(3,100)	(135,778)
Outstanding at February 28, 2015	-	$-

The average monthly fair value of written options during the period ended February 28, 2015 was $1,318,500.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ (176,060)	$ 135,779	$ (40,281)

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  The Cushing Royalty & Income Fund

By (Signature and Title)          /s/ Daniel L. Spears
Daniel L. Spears, President

Date              April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Daniel L. Spears
Daniel L. Spears, President

Date             April 23, 2015

By (Signature and Title)          /s/ John H. Alban
John H. Alban, Treasurer

Date             April 23, 2015